INTANGIBLE ASSETS AND GOODWILL - Finite useful lives (Details)	12 Months Ended
Dec. 31, 2025
Customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	3 years
Customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	20 years
Ticket holder and sponsor relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	25 years
Ticket holder and sponsor relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	30 years
Brand names | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	3 years
Brand names | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	10 years
Other intangible assets | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	15 years
Other intangible assets | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	20 years